LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.57%
•Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.49% (LIBOR01M + 2.00%) 10/25/28	240,673	$ 242,501
Series 2016-C04 1M1 3.94% (LIBOR01M + 1.45%) 1/25/29	165,329	165,946
Series 2017-C01 1M1 3.79% (LIBOR01M + 1.30%) 7/25/29	196,237	197,006
•Fannie Mae REMICs
Series 2005-106 QF 3.00% (LIBOR01M + 0.51%) 12/25/35	860,774	866,152
Series 2006-40 F 2.79% (LIBOR01M + 0.30%) 5/25/36	64,042	63,860
•Freddie Mac REMICs
Series 3152 JF 2.93% (LIBOR01M + 0.45%) 8/15/35	61,494	61,712
Series 3311 VF 2.72% (LIBOR01M + 0.24%) 5/15/37	169,811	168,899
Series 3800 AF 2.98% (LIBOR01M + 0.50%) 2/15/41	219,285	220,484
•GNMA Series 2010-46 MF 2.88% (LIBOR01M + 0.40%) 5/16/34	232,009	231,904
•Permanent Master Issuer Series 2018-1A 1A1 3.17% (LIBOR03M + 0.38%) 7/15/58	3,000,000	2,994,600
Total Agency Collateralized Mortgage Obligations (Cost $5,209,293)		5,213,064
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.54%
•FREMF Mortgage Trust Series 2014-K716 B B 3.95% 8/25/47	4,820,000	4,916,126
Total Agency Commercial Mortgage-Backed Security (Cost $4,985,120)		4,916,126
CONVERTIBLE BONDS–0.15%
Cemex SAB de CV 3.72% exercise price $11.01, maturity date 3/15/20	108,000	107,477
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	506,000	$ 501,711
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	110,000	108,596
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	61,000	61,156
Tesla Energy Operations 1.63% exercise price $759.35, maturity date 11/1/19	580,000	561,457
Total Convertible Bonds (Cost $1,350,347)		1,340,397

	Number of Shares
CONVERTIBLE PREFERRED STOCKS–0.03%
A Schulman 6.00% exercise price $52.33, maturity date 6/1/21	170	175,525
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	2,449	132,662
Total Convertible Preferred Stocks (Cost $280,342)		308,187

	Principal Amount°
CORPORATE BONDS–52.38%
Aerospace & Defense–2.06%
General Dynamics
3.00% 5/11/21	400,000	403,765
3.38% 5/15/23	7,525,000	7,737,150
L3 Technologies 3.85% 6/15/23	4,185,000	4,315,381
United Technologies
2.30% 5/4/22	2,000,000	1,970,635
3.65% 8/16/23	4,295,000	4,411,099
		18,838,030
Agriculture–1.53%
BAT Capital 2.76% 8/15/22	7,125,000	7,011,103
Bunge Limited Finance 4.35% 3/15/24	6,915,000	7,006,657
		14,017,760
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.12%
♦United Airlines Pass Through Trust
3.75% 3/3/28	709,276	$ 715,625
4.00% 10/11/27	398,750	406,984
		1,122,609
Auto Manufacturers–1.41%
•Ford Motor Credit 3.67% (LIBOR03M + 0.93%) 11/4/19	7,130,000	7,136,451
General Motors Financial
4.38% 9/25/21	5,500,000	5,619,261
5.10% 1/17/24	95,000	99,006
		12,854,718
Banks–18.27%
Banco Santander 3.85% 4/12/23	600,000	605,457
•Bank of America 3.50% (LIBOR03M + 0.77%) 2/5/26	12,160,000	11,891,093
Bank of Montreal 3.30% 2/5/24	1,020,000	1,030,796
•Bank of New York Mellon 3.80% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,250,574
μBarclays 8.00% 12/31/99	435,000	445,331
•BB&T 2.96% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,494,412
•Citigroup 3.78% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,806,358
Citizens Bank
2.55% 5/13/21	4,000,000	3,973,142
•3.41% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,752,701
Citizens Financial Group
2.38% 7/28/21	1,000,000	986,841
4.30% 12/3/25	750,000	768,774
Compass Bank 3.88% 4/10/25	970,000	961,305
μCredit Suisse Group AG 4.21% 6/12/24	2,480,000	2,541,686
Fifth Third Bancorp 3.65% 1/25/24	2,860,000	2,930,560
•Goldman Sachs Group 3.85% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,835,883
Huntington Bancshares 2.30% 1/14/22	935,000	921,329
Huntington National Bank 2.50% 8/7/22	6,290,000	6,230,693
μING Groep 6.88% 4/16/22	270,000	279,040
•JPMorgan Chase & Co. 3.66% (LIBOR03M + 0.89%) 7/23/24	13,830,000	13,803,883
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
KeyBank 3.18% 10/15/27	1,630,000	$ 1,634,755
Kreditanstalt fuer Wiederaufbau 1.00% 7/15/19	4,600,000	4,581,106
Manufacturers & Traders Trust
2.05% 8/17/20	4,265,000	4,230,898
2.50% 5/18/22	530,000	526,621
Morgan Stanley
•3.96% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,052,282
μ5.55% 7/15/20	205,000	208,650
•PNC Bank 3.26% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,475,149
Regions Financial 3.80% 8/14/23	1,180,000	1,213,619
Royal Bank of Canada 2.75% 2/1/22	3,425,000	3,436,194
Royal Bank of Scotland Group
•4.15% (LIBOR03M + 1.47%) 5/15/23	3,610,000	3,597,662
•4.15% (LIBOR03M + 1.55%) 6/25/24	2,370,000	2,340,439
μ8.63% 8/15/21	1,550,000	1,654,625
μSociete Generale 7.38% 9/13/21	270,000	279,112
μState Street 2.65% 5/15/23	5,140,000	5,112,595
SunTrust Bank
2.45% 8/1/22	2,000,000	1,974,794
2.70% 1/27/22	1,360,000	1,356,260
SVB Financial Group 3.50% 1/29/25	770,000	761,305
μUBS Group Funding Switzerland 7.13% 8/10/21	305,000	317,433
UBS Group Funding Switzerland AG 3.00% 4/15/21	10,365,000	10,364,694
US Bancorp 3.38% 2/5/24	1,895,000	1,940,509
US Bank 3.40% 7/24/23	2,545,000	2,608,743
•USB Capital IX 3.81% (LIBOR03M + 1.02%) 10/29/49	465,000	365,711
•Wells Fargo & Co. 3.97% (LIBOR03M + 1.23%) 10/31/23	13,300,000	13,518,671
Zions Bancorporation 3.35% 3/4/22	1,020,000	1,029,219
		167,090,904
Beverages–0.58%
Pernod Ricard 4.45% 1/15/22	5,120,000	5,320,714
		5,320,714

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.84%
DowDuPont
•3.79% (LIBOR03M + 1.10%) 11/15/23	4,615,000	$ 4,632,041
4.73% 11/15/28	770,000	832,631
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	355,000	353,161
Syngenta Finance
3.93% 4/23/21	565,000	567,838
4.44% 4/24/23	1,295,000	1,321,886
		7,707,557
Computers–1.09%
•Apple
3.20% (LIBOR03M + 0.50%) 2/9/22	5,820,000	5,871,764
3.78% (LIBOR03M + 1.13%) 2/23/21	4,050,000	4,126,816
		9,998,580
Diversified Financial Services–2.64%
•Charles Schwab 2.96% (LIBOR03M + 0.32%) 5/21/21	8,490,000	8,489,700
CPPIB Capital 3.13% 9/25/23	5,110,000	5,251,421
GTP Acquisition Partners I 2.35% 6/15/45	470,000	464,806
Intercontinental Exchange 3.45% 9/21/23	3,450,000	3,539,353
International Lease Finance 8.63% 1/15/22	5,640,000	6,408,378
		24,153,658
Electric–3.52%
AEP Texas 2.40% 10/1/22	3,145,000	3,102,310
American Transmission Systems 5.25% 1/15/22	755,000	799,516
Ausgrid Finance
3.85% 5/1/23	890,000	910,001
4.35% 8/1/28	640,000	660,219
Berkshire Hathaway Energy 3.75% 11/15/23	1,160,000	1,206,539
CenterPoint Energy 3.85% 2/1/24	4,535,000	4,627,359
Duke Energy 1.80% 9/1/21	8,170,000	7,982,824
μEnel 8.75% 9/24/73	1,103,000	1,214,624
Entergy Arkansas 4.20% 4/1/49	760,000	786,674
Entergy Louisiana 4.05% 9/1/23	208,000	217,613
Evergy 4.85% 6/1/21	440,000	453,494
Fortis 2.10% 10/4/21	4,985,000	4,878,406
ITC Holdings 2.70% 11/15/22	2,780,000	2,731,438
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Nevada Power 2.75% 4/15/20	820,000	$ 821,057
NextEra Energy Capital Holdings 3.15% 4/1/24	985,000	989,676
NV Energy 6.25% 11/15/20	720,000	759,108
		32,140,858
Food–0.19%
Campbell Soup 3.65% 3/15/23	810,000	821,822
General Mills 3.70% 10/17/23	880,000	902,482
		1,724,304
Forest Products & Paper–0.15%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,376,043
		1,376,043
Gas–0.08%
μNiSource 5.65% 6/15/23	750,000	733,125
		733,125
Health Care Products–1.28%
Abbott Laboratories 2.90% 11/30/21	6,690,000	6,720,893
Becton Dickinson & Co. 3.36% 6/6/24	5,010,000	5,012,934
		11,733,827
Health Care Services–0.74%
Cigna
•3.68% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,401,727
4.13% 11/15/25	675,000	699,245
UnitedHealth Group
3.50% 2/15/24	335,000	345,032
3.70% 12/15/25	320,000	333,258
		6,779,262
Insurance–0.93%
Marsh & McLennan 4.38% 3/15/29	5,000,000	5,295,585
μPrudential Financial 5.38% 5/15/45	740,000	749,476
Willis North America 3.60% 5/15/24	2,000,000	2,013,887
•XLIT 5.24% (LIBOR03M + 2.46%) 10/29/49	460,000	443,038
		8,501,986
Lodging–0.34%
Marriott International 4.15% 12/1/23	3,005,000	3,126,345
		3,126,345

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.42%
Nvent Finance 3.95% 4/15/23	3,860,000	$ 3,851,349
		3,851,349
Media–1.68%
Charter Communications Operating 4.50% 2/1/24	5,600,000	5,827,845
•Comcast 3.42% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,917,156
Fox 5.58% 1/25/49	765,000	862,240
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,734,121
		15,341,362
Mining–0.13%
μBHP Billiton Finance USA 6.25% 10/19/75	1,120,000	1,168,748
		1,168,748
Miscellaneous Manufacturing–1.17%
3M 2.75% 3/1/22	1,960,000	1,977,954
General Electric
•3.11% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,469,906
•3.42% (LIBOR03M + 0.62%) 1/9/20	3,840,000	3,834,117
6.00% 8/7/19	1,385,000	1,398,309
		10,680,286
Oil & Gas–2.85%
•Chevron 3.15% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,684,671
•ConocoPhillips 3.58% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,158,271
•Exxon Mobil 2.98% (LIBOR03M + 0.37%) 3/6/22	10,640,000	10,727,070
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	295,000	295,884
Marathon Oil 2.80% 11/1/22	905,000	894,236
•Shell International Finance 3.09% (LIBOR03M + 0.40%) 11/13/23	3,250,000	3,247,724
		26,007,856
Oil & Gas Services–0.26%
Schlumberger Holdings 3.75% 5/1/24	2,320,000	2,372,055
		2,372,055
Pharmaceuticals–1.48%
AstraZeneca 3.50% 8/17/23	4,070,000	4,153,892
CVS Health 2.13% 6/1/21	7,885,000	7,753,393
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical 4.40% 11/26/23	1,545,000	$ 1,622,860
		13,530,145
Pipelines–1.97%
Enbridge Energy Partners
4.38% 10/15/20	440,000	449,729
5.20% 3/15/20	90,000	91,974
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,216,119
MPLX 4.88% 12/1/24	4,190,000	4,473,414
ONEOK 7.50% 9/1/23	1,765,000	2,043,778
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	120,990
5.75% 5/15/24	4,490,000	4,950,654
5.88% 6/30/26	620,000	690,177
		18,036,835
Real Estate Investment Trusts–0.35%
Crown Castle International 5.25% 1/15/23	985,000	1,057,645
Host Hotels & Resorts 3.75% 10/15/23	1,075,000	1,079,687
WP Carey 4.60% 4/1/24	980,000	1,019,360
		3,156,692
Retail–1.13%
Dollar Tree 3.70% 5/15/23	4,205,000	4,266,700
•Lowe's 3.02% (LIBOR03M + 0.42%) 9/10/19	6,055,000	6,061,365
		10,328,065
Semiconductors–0.94%
Analog Devices 2.95% 1/12/21	225,000	225,725
Microchip Technology
3.92% 6/1/21	480,000	484,397
4.33% 6/1/23	4,715,000	4,813,397
NXP 4.13% 6/15/20	3,000,000	3,045,330
		8,568,849
Software–1.71%
CDK Global 5.00% 10/15/24	620,000	638,104
Fiserv 3.80% 10/1/23	950,000	974,257
•Oracle 3.31% (LIBOR03M + 0.51%) 10/8/19	13,945,000	13,981,711
		15,594,072
Telecommunications–2.21%
British Telecommunications 4.50% 12/4/23	455,000	476,093
Deutsche Telekom International Finance
1.95% 9/19/21	485,000	474,058
2.82% 1/19/22	605,000	603,469

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Deutsche Telekom International Finance (continued)
4.38% 6/21/28	900,000	$ 938,483
Sprint Spectrum 4.74% 9/20/29	2,650,000	2,686,437
•Verizon Communications 3.78% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,913,423
•Vodafone Group 3.77% (LIBOR03M + 0.99%) 1/16/24	6,190,000	6,151,754
		20,243,717
Trucking & Leasing–0.31%
Aviation Capital Group 4.38% 1/30/24	2,395,000	2,441,849
Penske Truck Leasing 3.30% 4/1/21	405,000	406,661
		2,848,510
Total Corporate Bonds (Cost $475,331,186)		478,948,821
LOAN AGREEMENTS–9.22%
•American Airlines 4.48% (LIBOR01M + 2.00%) 12/14/23	4,357,486	4,282,319
•Aramark Services 4.25% (LIBOR01M + 1.75%) 3/28/24	2,266,081	2,252,281
•AssuredPartners 5.75% (LIBOR01M + 3.25%) 10/22/24	1,690,772	1,640,895
•Builders FirstSource 5.60% (LIBOR03M + 3.00%) 2/29/24	500,666	486,064
•Calpine Construction Finance 5.00% (LIBOR01M + 2.50%) 1/15/25	3,953,121	3,909,637
•Charter Communications Operating 1st Lien 4.50% (LIBOR01M + 2.00%) 4/30/25	4,974,189	4,947,155
•CityCenter Holdings 4.75% (LIBOR01M + 2.25%) 4/18/24	1,488,636	1,464,796
•Coral-US Co-Borrower 5.75% (LIBOR01M + 3.25%) 1/30/26	1,000,000	997,815
•CROWN Americas Tranche B 1st Lien 4.48% (LIBOR01M + 2.00%) 4/3/25	695,805	698,230
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CSC Holdings 4.73% (LIBOR01M + 2.25%) 7/17/25	1,965,000	$ 1,912,367
•DaVita Tranche B 1st Lien 5.25% (LIBOR01M + 2.75%) 6/24/21	4,023,768	4,026,926
•DTZ U.S. Borrower B 1st Lien 5.75% (LIBOR01M + 3.25%) 8/21/25	1,990,000	1,977,563
•ESH Hospitality 4.50% (LIBOR01M + 2.00%) 8/30/23	1,396,593	1,389,610
•First Data 1st Lien 4.49% (LIBOR01M + 2.00%) 4/26/24	2,996,642	2,991,353
•Flying Fortress Holdings Tranche B 1st Lien 4.35% (LIBOR03M + 1.75%) 10/30/22	3,000,000	2,996,520
•HCA 1st Lien 4.25% (LIBOR01M + 1.75%) 3/17/23	1,487,565	1,487,676
•Hilton Worldwide Finance Tranche B 2 1st Lien 4.24% (LIBOR01M + 1.75%) 10/25/23	2,003,247	2,000,903
•Hub International Limited 5.31% (LIBOR03M + 2.75%) 4/25/25	1,488,750	1,442,383
•Lamar Media Tranche B 1st Lien 4.25% (LIBOR01M + 1.75%) 3/14/25	4,004,774	4,001,450
•Las Vegas Sands 1st Lien 4.25% (LIBOR01M + 1.75%) 3/27/25	3,885,485	3,822,734
•MGM Growth Properties Operating Partnership LP 4.50% (LIBOR01M + 2.00%) 3/21/25	4,850,000	4,791,557
•ON Semiconductor 4.25% (LIBOR01M + 1.75%) 3/31/23	2,637,283	2,615,658
•RPI Finance Trust Tranche B6 1st Lien 4.50% (LIBOR01M + 2.00%) 3/27/23	2,479,417	2,468,570
•SBA Senior Finance II 4.50% (LIBOR01M + 2.00%) 4/11/25	1,191,000	1,167,656
Scientific Games International
•5.25% (LIBOR01M + 2.75%) 8/14/24	287,455	280,448
•5.33% (LIBOR02M + 2.75%) 8/14/24	1,197,545	1,168,355

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Sinclair Television Group 4.75% (LIBOR01M + 2.25%) 1/3/24	4,374,003	$ 4,339,842
•Sprint Communications Tranche B 1st Lien 5.00% (LIBOR01M + 2.50%) 2/2/24	3,418,594	3,336,548
•SS&C European Holdings Tranche B4 1st Lien 4.75% (LIBOR01M + 2.25%) 4/16/25	916,897	910,717
•SS&C Technologies Tranche B3 1st Lien 4.75% (LIBOR01M + 2.25%) 4/16/25	1,275,243	1,266,647
•TEX Operations 4.50% (LIBOR01M + 2.00%) 8/4/23	1,488,579	1,474,348
•Unitymedia Finance Tranche E 1st Lien 4.48% (LIBOR01M + 2.00%) 6/1/23	2,000,000	1,979,540
•USI 5.60% (LIBOR03M + 3.00%) 5/16/24	1,484,925	1,444,089
•Western Digital Tranche A1 1st Lien 4.10% (LIBOR01M + 1.50%) 2/27/23	1,450,158	1,415,710
•Western Digital Tranche B 4 1st Lien 4.25% (LIBOR01M + 1.75%) 4/29/23	1,004,559	979,862
•WR Grace & Co-Conn Tranche B1 1st Lien 4.35% (LIBOR03M + 1.75%) 4/3/25	2,208,638	2,180,566
•WR Grace & Co-Conn Tranche B2 1st Lien 4.35% (LIBOR03M + 1.75%) 4/3/25	3,786,237	3,738,114
Total Loan Agreements (Cost $85,269,088)		84,286,904
NON-AGENCY ASSET-BACKED SECURITIES–17.83%
•Allegro CLO VI Series 2017-2A A 3.90% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,568,867
•American Express Credit Account Master Trust
Series 2017-2 A 2.93% (LIBOR01M + 0.45%) 9/16/24	1,580,000	1,586,888
Series 2017-5 A 2.86% (LIBOR01M + 0.38%) 2/18/25	7,525,000	7,546,616
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•American Express Credit Account Master Trust (continued)
Series 2017-8 A 2.60% (LIBOR01M + 0.12%) 5/16/22	7,240,000	$ 7,242,852
Series 2018-5 A 2.82% (LIBOR01M + 0.34%) 12/15/25	2,000,000	1,992,807
Series 2018-9 A 2.86% (LIBOR01M + 0.38%) 4/15/26	1,000,000	997,020
•AMMC CLO Series 2017-21A A 3.99% (LIBOR03M + 1.25%) 11/2/30	2,500,000	2,492,920
•AMMC CLO 15 Series 2014-15A ARR 3.59% (LIBOR03M + 1.26%) 1/15/32	1,000,000	997,313
•AMMC CLO 16 Series 2015-16A AR 4.06% (LIBOR03M + 1.26%) 4/14/29	1,635,000	1,630,857
•AMMC CLO XII Series 2013-12A AR 3.90% (LIBOR03M + 1.20%) 11/10/30	2,000,000	1,989,654
•Apex Credit CLO Series 2018-1A A2 3.80% (LIBOR03M + 1.03%) 4/25/31	500,000	493,134
•Atlas Senior Loan Fund X Series 2018-10A A 3.88% (LIBOR03M + 1.09%) 1/15/31	500,000	493,569
•Atrium XIII Series 13A A1 3.94% (LIBOR03M + 1.18%) 11/21/30	2,000,000	1,996,230
•Barclays Dryrock Issuance Trust
Series 2017-1 A 2.81% (LIBOR01M + 0.33%) 3/15/23	1,900,000	1,902,719
Series 2017-2 A 2.78% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,896,849
•BMW Floorplan Master Owner Trust Series 2018-1 A2 2.80% (LIBOR01M + 0.32%) 5/15/23	5,281,000	5,279,773
Cabela's Credit Card Master Note Trust Series 2016-1 A1 1.78% 6/15/22	2,400,000	2,395,064
•Cedar Funding IV CLO Series 2014-4A AR 4.00% (LIBOR03M + 1.23%) 7/23/30	3,230,000	3,220,139

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Chase Issuance Trust
Series 2016-A3 A3 3.03% (LIBOR01M + 0.55%) 6/15/23	5,000,000	$ 5,035,650
Series 2017-A1 A 2.78% (LIBOR01M + 0.30%) 1/15/22	1,790,000	1,792,431
Series 2018-A1 A1 2.68% (LIBOR01M + 0.20%) 4/17/23	1,905,000	1,903,860
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 2.97% (LIBOR01M + 0.49%) 12/7/23	7,000,000	7,047,822
•Series 2017-A5 A5 3.11% (LIBOR01M + 0.62%) 4/22/26	720,000	723,380
•Series 2017-A7 A7 2.86% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,504,495
Series 2017-A9 A9 1.80% 9/20/21	4,600,000	4,581,859
•Series 2018-A2 A2 2.82% (LIBOR01M + 0.33%) 1/20/25	5,255,000	5,247,648
•Series 2018-A4 A4 2.82% (LIBOR01M + 0.34%) 6/7/25	2,500,000	2,488,967
CNH Equipment Trust Series 2019-A A2 2.96% 5/16/22	2,000,000	2,003,513
•CVP CLO Series 2017-2A A 3.95% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,982,924
•Discover Card Execution Note Trust
Series 2017-A1 A1 2.97% (LIBOR01M + 0.49%) 7/15/24	7,918,000	7,965,502
Series 2017-A5 A5 3.08% (LIBOR01M + 0.60%) 12/15/26	6,200,000	6,208,679
Series 2018-A2 A2 2.81% (LIBOR01M + 0.33%) 8/15/25	2,545,000	2,538,386
•Ford Credit Auto Lease Trust 2017-B Series 2017-B A2B 2.64% (LIBOR01M + 0.16%) 6/15/20	2,617,380	2,617,108
•Ford Credit Floorplan Master Owner Trust A Series 2016-3 A2 3.10% (LIBOR01M + 0.62%) 7/15/21	12,000,000	12,014,268
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Galaxy XXI CLO Series 2015-21A AR 3.78% (LIBOR03M + 1.02%) 4/20/31	1,000,000	$ 985,547
Hyundai Auto Receivables Trust 2018-B Series 2018-B A2 3.04% 6/15/21	1,500,000	1,504,504
•KKR CLO Series 20 A 3.91% (LIBOR03M + 1.13%) 10/16/30	2,000,000	1,974,350
•KKR Financial CLO Series 2013-1A A1R 4.08% (LIBOR03M + 1.29%) 4/15/29	3,400,000	3,382,419
•Mariner ClO 5 Series 2018-5A A 3.88% (LIBOR03M + 1.11%) 4/25/31	500,000	492,951
•Midocean Credit CLO IX Series 2018-9A A1 3.91% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,973,392
•Neuberger Berman Loan Advisers CLO Series 2018-29A A1 3.72% (LIBOR03M + 1.13%) 10/19/31	2,300,000	2,278,375
•Nissan Master Owner Trust Receivables Series 2017-C A 2.80% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,468,229
•Northwoods Capital XV Series 2017-15A A 3.93% (LIBOR03M + 1.30%) 6/20/29	1,000,000	995,912
•Northwoods Capital XVII Series 2018-17A A 3.82% (LIBOR03M + 1.06%) 4/22/31	500,000	491,364
•Oaktree CLO 2014-1 Series 2014-1A A1R 3.98% (LIBOR03M + 1.29%) 5/13/29	2,500,000	2,497,820
φSBA Tower Trust Series 2014-1A C 2.90% 10/15/44	1,145,000	1,143,681
•Steele Creek CLO Series 2017-1A A 4.04% (LIBOR03M + 1.25%) 1/15/30	1,500,000	1,491,570
•TIAA CLO III Series 2017-2A A 3.93% (LIBOR03M + 1.15%) 1/16/31	1,500,000	1,486,371

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Toyota Auto Receivables 2018-C Owner Trust Series 2018-C A2B 2.60% (LIBOR01M + 0.12%) 8/16/21	3,215,000	$ 3,215,290
•Trafigura Securitisation Series 2018-1A A1 3.21% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,339,603
•Venture 33 CLO Series 2018-33A A1L 3.93% (LIBOR03M + 1.14%) 7/15/31	3,000,000	2,972,550
•Venture XXII CLO Series 2015-22A AR 3.87% (LIBOR03M + 1.08%) 1/15/31	1,000,000	988,990
•Venture XXVIII CLO Series 2017-28A A2 3.87% 7/20/30	2,000,000	1,982,070
•Voya CLO Series 2018-3A A1A 3.61% (LIBOR03M + 1.15%) 10/15/31	1,000,000	994,271
Total Non-Agency Asset-Backed Securities (Cost $163,312,006)		163,039,022
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.27%
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,658,770
Caesars Palace Las Vegas Trust 2017-VICI Series 2017-VICI A 3.53% 10/15/34	4,350,000	4,438,156
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,313,951
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,314,512
*•Wells Fargo Commercial Mortgage Trust 2015-C30 Series 2015-C30 XA 0.92% 9/15/58	936,662	44,605
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,555,727)		20,769,994
	Principal Amount°	Value (U.S. $)
REGIONAL BOND–0.46%
Finland—0.46%
•Municipality Finance 2.91% (LIBOR03M + 0.17%) 2/7/20	4,240,000	$ 4,246,508
		4,246,508
Total Regional Bond (Cost $4,244,821)		4,246,508
ΔSOVEREIGN BONDS–1.96%
Canada—0.50%
Export Development Canada 2.63% 2/21/24	4,535,000	4,589,971
		4,589,971
Germany—0.26%
FMS Wertmanagement 2.75% 1/30/24	2,285,000	2,324,586
		2,324,586
Japan—1.20%
Japan Bank for International Cooperation
•3.22% (LIBOR03M + 0.57%) 2/24/20	8,294,000	8,331,200
3.38% 10/31/23	2,586,000	2,669,914
		11,001,114
Total Sovereign Bonds (Cost $17,707,016)		17,915,671
SUPRANATIONAL BANKS–5.18%
Council Of Europe Development Bank 1.50% 5/17/19	9,095,000	9,081,983
•European Bank for Reconstruction & Development 2.60% (LIBOR03M+0.00%) 3/23/20	4,325,000	4,325,325
European Investment Bank
1.25% 5/15/19	19,030,000	19,001,796
2.63% 3/15/24	4,090,000	4,142,578
•Inter-American Development Bank 3.01% (LIBOR03M + 0.22%) 10/15/20	6,065,000	6,086,507
International Bank for Reconstruction & Development 1.95% 11/9/20	4,800,000	4,761,563
Total Supranational Banks (Cost $47,263,804)		47,399,752

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–6.71%
U.S. Treasury Notes
0.88% 7/31/19	9,925,000	$ 9,872,273
1.25% 4/30/19	8,750,000	8,745,188
1.25% 6/30/19	4,450,000	4,436,268
2.50% 1/31/21	3,080,000	3,090,948
2.50% 1/31/21	21,730,000	21,711,269
2.50% 1/31/24	12,415,000	12,561,458
2.63% 2/15/29	870,000	886,092
Total U.S. Treasury Obligations (Cost $61,210,848)		61,303,496

	Number of Shares
PREFERRED STOCK–0.47%
•USB Realty 3.93% (LIBOR03M + 1.15%) 1/15/22	4,900,000	4,221,228
Total Preferred Stock (Cost $4,301,374)		4,221,228
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	32,204,133	$ 32,204,133
Total Money Market Fund (Cost $32,204,133)		32,204,133

TOTAL INVESTMENTS–101.29% (Cost $923,225,105)	926,113,303

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.29%)	(11,750,918)
NET ASSETS APPLICABLE TO 91,275,803 SHARES OUTSTANDING–100.00%	$914,362,385

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2019.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
Δ Securities have been classified by country of origin.

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
The following swap contracts were outstanding at March 31, 2019:
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased/Moody's Ratings
CDX.NA.HY.30[3]	15,000,000	(5.00%)	6/20/23	$(1,261,405)	$(890,084)	$—	$(371,321)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[4]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-(Semiannual/Quarterly)	9,815,000	2.68%	(2.75%)	1/30/28	$(255,005)	$—	$—	$(255,005)
10 yr IRS-(Semiannual/Quarterly)	8,740,000	1.69%	(2.80%)	4/5/26	357,139	—	357,139	—
3 yr IRS-(Semiannual/Quarterly)	15,825,000	2.84%	(2.68%)	8/17/21	(179,593)	—	—	(179,593)
3 yr IRS-(Semiannual/Quarterly)	31,860,000	1.71%	(2.73%)	8/4/20	389,719	—	389,719	—
5 yr IRS-(Semiannual/Quarterly)	43,610,000	1.20%	(2.80%)	4/6/21	1,055,589	—	1,055,589	—
5 yr IRS-(Semiannual/Quarterly)	12,410,000	1.88%	(2.73%)	8/3/22	185,371	—	185,371	—
5 yr IRS-(Semiannual/Quarterly)	22,570,000	2.89%	(2.78%)	4/24/23	(692,856)	—	—	(692,856)
5 yr IRS-(Semiannual/Quarterly)	22,100,000	2.57%	(2.74%)	1/31/23	(218,178)	—	—	(218,178)
5 yr IRS-(Semiannual/Quarterly)	9,725,000	2.85%	(2.68%)	8/17/23	(232,003)	—	—	(232,003)
5 yr IRS-(Semiannual/Quarterly)	32,000,000	3.09%	(2.59%)	10/1/23	(1,365,994)	—	—	(1,365,995)
5 yr IRS-(Semiannual/Quarterly)	32,000,000	1.19%	(2.70%)	8/9/21	921,934	—	921,934	—
5 yr IRS-(Semiannual/Quarterly)	26,125,000	1.95%	(2.70%)	2/9/22	298,055	—	298,055	—
7 yr IRS-(Semiannual/Quarterly)	13,610,000	1.42%	(2.80%)	4/6/23	451,387	—	451,387	—
7 yr IRS-(Semiannual/Quarterly)	7,870,000	2.25%	(2.74%)	10/31/24	(17,539)	—	—	(17,539)
Total IRS Contracts						$—	$3,659,194	$(2,961,169)
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through March 31, 2019.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
IRS–Interest Rate Swap
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REMICs–Real Estate Mortgage Investment Conduits
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$5,213,064	$—	$5,213,064
Agency Commercial Mortgage-Backed Security	—	4,916,126	—	4,916,126
Convertible Bonds	—	1,340,397	—	1,340,397
Convertible Preferred Stocks	308,187	—	—	308,187
Corporate Bonds	—	478,948,821	—	478,948,821
Loan Agreements	—	84,286,904	—	84,286,904
Non-Agency Asset-Backed Securities	—	163,039,022	—	163,039,022
Non-Agency Commercial Mortgage-Backed Securities	—	20,769,994	—	20,769,994
Regional Bond	—	4,246,508	—	4,246,508
Sovereign Bonds	—	17,915,671	—	17,915,671
Supranational Banks	—	47,399,752	—	47,399,752
U.S. Treasury Obligations	—	61,303,496	—	61,303,496
Preferred Stock	—	4,221,228	—	4,221,228
Money Market Fund	32,204,133	—	—	32,204,133
Total Investments	$32,512,320	$893,600,983	$—	$926,113,303
Derivatives:

Assets:
Swap Contracts	$—	$3,659,194	$—	$3,659,194
Liabilities:
Swap Contracts	$—	$(3,332,490)	$—	$(3,332,490)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Diversified Floating Rate Fund–14